CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 7,026	$ 1,077	¥ 3,234
Restricted cash	64	10	10,765
Short-term investments measured at fair value	3,903	598	2,908
Accounts receivable, net of allowance of RMB17 and RMB41 as of December 31, 2019 and 2020, respectively	404	62	218
Loan receivables - current, net	304	47	193
Amounts due from related parties, net	178	27	182
Inventories	89	14	57
Other current assets, net	914	140	699
Total current assets	12,882	1,975	18,256
Property and equipment, net	6,682	1,024	5,854
Intangible assets, net	5,945	911	1,662
Operating lease right-of-use assets	28,980	4,441	20,875
Finance lease right-of-use assets	2,041	313
Land use rights, net	213	33	215
Long-term investments	1,923	295	1,929
Goodwill	4,988	764	2,657
Loan receivables, net	135	21	280
Other assets, net	743	114	707
Deferred tax assets	623	94	548
Total assets	65,155	9,985	52,983
Current liabilities:
Short-term debt	1,142	175	8,499
Accounts payable	1,241	190	1,176
Amounts due to related parties	132	20	95
Salary and welfare payables	526	81	491
Deferred revenue	1,272	195	1,179
Operating lease liabilities, current	3,406	522	3,082
Finance lease liabilities, current	31	5
Accrued expenses and other current liabilities	2,440	374	1,856
Dividends payable			678
Income tax payable	339	52	231
Total current liabilities	10,529	1,614	17,287
Long-term debt	10,856	1,664	8,084
Operating lease liabilities, non-current	27,048	4,145	18,496
Finance lease liabilities, non-current	2,497	383
Deferred revenue	662	101	559
Other long-term liabilities	771	118	566
Retirement benefit obligations	179	27
Deferred tax liabilities	1,181	181	491
Total liabilities	53,723	8,233	45,483
Commitments and contingencies (Note 21)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,023,485,450 shares authorized; 299,424,485 and 324,364,444 shares issued as of December 31, 2019 and 2020, and 285,902,609 and 310,842,568 shares outstanding as of December 31, 2019 and 2020, respectively)	0	0	0
Treasury shares (3,096,764 and 3,096,764 shares as of December 31, 2019 and 2020, respectively)	(107)	(16)	(107)
Additional paid-in capital	9,808	1,503	3,834
Retained earnings	1,502	230	3,701
Accumulated other comprehensive (loss) income	127	19	(49)
Total Huazhu Group Limited shareholders' equity	11,330	1,736	7,379
Noncontrolling interest	102	16	121
Total equity	11,432	1,752	7,500
Total liabilities and equity	¥ 65,155	$ 9,985	¥ 52,983